Shareholder Report, Holdings (Details)	Oct. 31, 2024
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Bay Transportation Authority 07/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts State College Building Authority 05/01/2028 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Commonwealth of Massachusetts 12/01/2030 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 04/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Bay Transportation Authority 07/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 04/01/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Clean Water Trust (The) 08/01/2038 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Transportation Trust Fund Metropolitan Highway System 01/01/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 10/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Massachusetts Bay Transportation Authority 07/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Massachusetts State College Building Authority 05/01/2028 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Commonwealth of Massachusetts 12/01/2030 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Massachusetts Development Finance Agency 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Massachusetts Development Finance Agency 04/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Massachusetts Bay Transportation Authority 07/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Massachusetts Development Finance Agency 04/01/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Massachusetts Clean Water Trust (The) 08/01/2038 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Massachusetts Transportation Trust Fund Metropolitan Highway System 01/01/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Massachusetts Development Finance Agency 10/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Bay Transportation Authority 07/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts State College Building Authority 05/01/2028 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Commonwealth of Massachusetts 12/01/2030 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 04/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Bay Transportation Authority 07/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 04/01/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Clean Water Trust (The) 08/01/2038 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Transportation Trust Fund Metropolitan Highway System 01/01/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 10/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Bay Transportation Authority 07/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts State College Building Authority 05/01/2028 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Commonwealth of Massachusetts 12/01/2030 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 04/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Bay Transportation Authority 07/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 04/01/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Clean Water Trust (The) 08/01/2038 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Transportation Trust Fund Metropolitan Highway System 01/01/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 10/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%